Fair Value Measurements	12 Months Ended
Dec. 31, 2020
Fair Value Measurements
Fair Value Measurements

(17)    Fair Value Measurements

Fair value represents the amount expected to be received to sell an asset or paid to transfer a liability in its principal or most advantageous market in an orderly transaction between market participants at the measurement date.

Depending on the nature of the asset or liability, the Company uses various valuation methodologies and assumptions to estimate fair value. The measurement of fair value under US GAAP uses a hierarchy intended to maximize the use of observable inputs and minimize the use of unobservable inputs. This hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows. During the year ended December 31, 2020 there were no transfers into or out of Levels 1-3.

The fair value hierarchy uses three levels of inputs to measure the fair value of assets and liabilities as follows:

Level 1 – Inputs are unadjusted quoted prices for identical assets or liabilities in active markets. A quoted price in an active market provides the most reliable evidence of fair value and is used to measure fair value whenever available. A contractually binding sales price also provides reliable evidence of fair value.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These might include quoted prices for similar assets and liabilities in active markets, such as interest rates and yield curves that are observable at commonly quoted intervals.

Level 3 – Inputs are unobservable inputs for the asset or liability and significant to the fair value. These may be internally developed using the Company's best information and assumptions that a market participant would consider.

In accordance with fair value accounting guidance, the Company measures, records, and reports various types of assets and liabilities at fair value on either a recurring or non-recurring basis in the Consolidated Financial Statements. Nonfinancial assets measured at fair value on a nonrecurring basis would include foreclosed real estate, long-lived assets, and core deposit intangible assets, which are reviewed when circumstances or other events indicate that impairment may have occurred.

Valuation methods for instruments measured at fair value on a recurring basis

Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a recurring basis:

Available-for-sale securities

The fair value measurements of the Company’s investment securities are determined by a third party pricing service which considers observable data that may include dealer quotes, market spreads, cash flows, the U.S. Treasury yield curve, live trading levels, trade execution data, market consensus prepayment speeds, credit information and the bond’s terms and conditions, among other things. The fair value measurements are subject to independent verification to another pricing source by management each quarter for reasonableness.

Other investment securities

Other investment securities include equity securities with readily determinable fair values and other investment securities that do not have readily determinable fair values. Investments in Federal Home Loan Bank (FHLB) stock, and Midwest Independent Bank (MIB) bankers bank stock, that do not have readily determinable fair values, are required for membership in those organizations. Equity securities that are not actively traded are classified in level 2.

Equity securities with readily determinable fair values are recorded at fair value, with changes in fair value reflected in earnings. Equity securities that do not have readily determinable fair values are carried at cost and are periodically assessed for impairment. The Company uses level 1 inputs to value equity securities that are traded in active markets.

Mortgage servicing rights

The fair value of mortgage servicing rights is based on the discounted value of estimated future cash flows utilizing contractual cash flows, servicing rates, constant prepayment rate, servicing cost, and discount rate factors. Accordingly, the fair value is estimated based on a valuation model that calculates the present value of estimated future net servicing income. The model incorporates assumptions that market participants use in estimating future net servicing income, including estimates of prepayment speeds, market discount rates, cost to service, float earnings rates, and other ancillary income, including late fees. The valuation models estimate the present value of estimated future net servicing income. The Company classifies its servicing rights as Level 3.

		Fair Value Measurements
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
		Assets	Inputs	Inputs
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)
December 31, 2020
Assets:
U.S. Treasury	$2,798	$2,798	—	$—
U.S. government and federal agency obligations	11,929	—	11,929	—
U.S. government-sponsored enterprises	22,874	—	22,874	—
Obligations of states and political subdivisions	58,744	—	58,744	—
Mortgage-backed securities	90,112	—	90,112	—
Other debt securities	10,344	—	10,344	—
Bank-issued trust preferred securities	1,229	—	1,229	—
Equity securities	32	32	—	—
Mortgage servicing rights	2,445	—	—	2,445
Total	$200,507	$2,830	$195,232	$2,445

December 31, 2019
Assets:
U.S. Treasury	$995	$995	—	$—
U.S. government and federal agency obligations	8,047	—	8,047	—
U.S. government-sponsored enterprises	22,283	—	22,283	—
Obligations of states and political subdivisions	33,789	—	33,789	—
Mortgage-backed securities	105,616	—	105,616	—
Other debt securities	3,053	—	3,053	—
Bank-issued trust preferred securities	1,310	—	1,310	—
Equity securities	13	13	—	—
Mortgage servicing rights	2,482	—	—	2,482
Total	$177,588	$1,008	$174,098	$2,482

The changes in Level 3 assets and liabilities measured at fair value on a recurring basis are summarized as follows:

Fair Value Measurements Using
Significant Unobservable Inputs
(Level 3)
(in thousands)	Mortgage Servicing Rights
Balance at December 31, 2018	$2,931
Total (losses) or gains (realized/unrealized):
Included in earnings	(739)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	290
Settlements	—
Balance at December 31, 2019	$2,482
Balance at beginning of period
Total (losses) or gains (realized/unrealized):
Included in earnings	(903)
Included in other comprehensive income	—
Purchases	—
Sales	—
Issues	866
Settlements	—
Balance at December 31, 2020	$2,445

Valuation methods for instruments measured at fair value on a nonrecurring basis

Following is a description of the Company's valuation methodologies used for assets and liabilities recorded at fair value on a nonrecurring basis:

Collateral dependent impaired loans

While the overall loan portfolio is not carried at fair value, the Company periodically records nonrecurring adjustments to the carrying value of impaired loans based on fair value measurements for partial charge-offs of the uncollectible portions of those loans. Nonrecurring adjustments also include certain impairment amounts for collateral dependent loans when establishing the allowance for loan losses. Such amounts are generally based on the fair value of the underlying collateral supporting the loan. In determining the fair value of real estate collateral, the Company relies on external and internal appraisals of property values depending on the size and complexity of the real estate collateral. The appraisals may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal, or other information available. The Company maintains staff that is trained to perform in-house evaluations and also review third party appraisal reports for reasonableness. In the case of non-real estate collateral, reliance is placed on a variety of sources, including external estimates of value and judgments based on the experience and expertise of internal specialists. Fair values of all loan collateral are regularly reviewed by senior loan committee. Because many of these inputs are not observable, the measurements are classified as Level 3. As of December 31, 2020, the Company identified $32.2 million in impaired loans that had specific allowances for losses aggregating $4.7 million. Related to these loans, there were $164,000 in charge-offs recorded during the year ended December 31, 2020. As of December 31, 2019, the Company identified $3.0 million in impaired loans that had specific allowances for losses aggregating $316,000. Related to these loans, there were $207,000 in charge-offs recorded during the year ended December 31, 2019.

Other Real Estate Owned and Repossessed Assets

Other real estate owned (OREO) and repossessed assets consisted of loan collateral that has been repossessed through foreclosure. This collateral is comprised of commercial and residential real estate and other non-real estate property, including autos, manufactured homes, and construction equipment. Subsequent to foreclosure, these assets initially are carried at fair value of the collateral less estimated selling costs. Fair value, when recorded, is generally based upon appraisals by approved, independent state certified appraisers. Like impaired loans, appraisals on OREO may be discounted based on the Company's historical knowledge, changes in market conditions from the time of appraisal or other information available. During the holding period, valuations are updated periodically, and the assets may be written down to reflect a new cost basis. Because many of these inputs are not observable, the measurements are classified as Level 3.

		Fair Value Measurements Using
		Quoted Prices
		in Active
		Markets for	Other	Significant
		Identical	Observable	Unobservable
	Total	Assets	Inputs	Inputs	Total Gains
(in thousands)	Fair Value	(Level 1)	(Level 2)	(Level 3)	(Losses)*
December 31, 2020
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$4,505	$—	$—	$4,505	$(52)
Real estate mortgage - residential	417	—	—	417	(52)
Real estate mortgage - commercial	22,581	—	—	22,581	(39)
Installment and other consumer	—	—	—	—	(21)
Total	$27,503	$—	$—	$27,503	$(164)
Other real estate and repossessed assets	$12,291	$—	$—	$12,291	$219

December 31, 2019
Assets:
Collateral dependent impaired loans:
Commercial, financial, & agricultural	$379	$—	$—	$379	$(132)
Real estate construction - commercial	137	—	—	137	—
Real estate mortgage - residential	1,028	—	—	1,028	(45)
Real estate mortgage - commercial	1,119	—	—	1,119	(18)
Installment and other consumer	12	—	—	12	(12)
Total	$2,675	$—	$—	$2,675	$(207)
Other real estate and repossessed assets	$12,781	$—	$—	$12,781	$(157)

*	Total gains (losses) reported for other real estate owned and repossessed assets includes charge-offs, valuation write-downs, and net losses taken during the periods reported.